Other income (expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income and Expenses [Abstract]
Investment and interest income	$ 84	$ 82	$ 85
Foreign exchange gains (losses)	(254)	(116)	21
License fee income	114	99	80
Gains (losses) on sale of securities and affiliated companies	21	4	17
Impairment of available-for-sale securities	(1)	(2)	(5)
Miscellaneous income (loss)	1	63	(230)
Other income (expense)	(35)	130	(32)
Forward starting swap costs included in Miscellaneous income (loss)			149
Bridge financing costs			$ 54